BLACKROCK FUNDS V
BlackRock Low Duration Bond Portfolio
BlackRock Core Bond Portfolio
(each, a “Fund” and together, the “Funds”)
Supplement dated October 1, 2021
to the Funds’ Summary Prospectuses and Prospectuses,
each dated January 28, 2021, as supplemented to date
Effective November 1, 2021, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses, as applicable:
The section of BlackRock Low Duration Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” and the section of BlackRock Low Duration Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Low Duration Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Low Duration Bond Portfolio (the “Low Duration Fund” or the “Fund”) is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
The section of BlackRock Core Bond Portfolio’s Summary Prospectuses entitled “Key Facts About BlackRock Core Bond Portfolio — Investment Objective” and the section of BlackRock Core Bond Portfolio’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the BlackRock Core Bond Portfolio (the “Core Bond Fund” or the “Fund”) is to seek to realize a total return that exceeds that of the reference benchmark.
The first sentence of the section of BlackRock Low Duration Bond Portfolio’s Prospectuses for Investor A, Investor C, Institutional, Class R and Class K Shares entitled “Details About the Funds — How Each Fund Invests — Low Duration Fund — Investment Objective” and the first sentence of BlackRock Low Duration Bond Portfolio’s Prospectus for Investor A1 Shares entitled “Details About the Fund — How the Fund Invests — Investment Objective” are deleted in their entirety and replaced with the following:
The investment objective of the Low Duration Fund is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
The first sentence of the section of BlackRock Core Bond Portfolio’s Prospectuses entitled “Details About the Funds — How Each Fund Invests — Core Bond Fund — Investment Objective” is deleted in its entirety and replaced with the following:
The investment objective of the Core Bond Fund is to seek to realize a total return that exceeds that of the reference benchmark.
Shareholders should retain this Supplement for future reference.
ALLPRO-LDCB-1021SUP